Other Fixed Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest costs capitalized		$ 4,700	$ 2,414	$ 1,147
Security equipment
Additions	4,634
Estimated useful life	5 years
Las Palmas Terminal
Property Plant And Equipment Transfers And Changes	5,598
Interest costs capitalized		$ 130	$ 0	$ 0